UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7634

Name of Fund: Corporate High Yield Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Corporate High
        Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 5/31/04

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments

                                                 Corporate High Yield Fund, Inc.

Schedule of Investments as of August 31, 2004                  (in U.S. dollars)

                   S&P         Moody's      Face
Industry+          Ratings     Ratings      Amount     Corporate Bonds                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace &        B           B2       $ 2,125,000    Alliant Techsystems Inc., 2.75% due                          $   2,154,219
Defense -                                              2/15/2024 (Convertible) (e)
2.6%               B+          B1           925,000    Esterline Technologies Corporation, 7.75% due                      982,812
                                                       6/15/2013
                   B           B3           500,000    K & F Industries, Inc., 9.625% due 12/15/2010                      553,750
                   B-          Caa1       1,650,000    Standard Aero Holdings, Inc., 8.25% due                          1,695,375
                                                       9/01/2014(e)
                   B-          B3           700,000    TD Funding Corp., 8.375% due 7/15/2011                             740,250
                   B           B2         1,675,000    The Titan Corporation, 8% due 5/15/2011                          1,729,438
                                                                                                                    -------------
                                                                                                                        7,855,844
---------------------------------------------------------------------------------------------------------------------------------
Airlines -         BB          B1         1,250,000    American Airlines, Inc., 7.80% due 4/01/2008                     1,070,345
1.6%                                                   Continental Airlines, Inc.:
                   BB-         B3           700,000        7.25% due 11/01/2005                                           596,872
                   CCC+        Caa2         875,000        8% due 12/15/2005                                              800,625
                   B+          B2           510,855        6.541% due 9/15/2009                                           438,337
                   BB-         B2         1,176,441        7.033% due 6/15/2011                                           912,200
                   BB+         Ba2        1,281,471        6.90% due 1/02/2017                                          1,007,397
                                                                                                                    -------------
                                                                                                                        4,825,776
---------------------------------------------------------------------------------------------------------------------------------
Automotive -       B           B3         1,150,000    Asbury Automotive Group, Inc., 8% due 3/15/2014                  1,121,250
2.6%               B-          B3         1,750,000    Autocam Corporation, 10.875% due 6/15/2014(e)                    1,767,500
                                                       Metaldyne Corporation:
                   B           Caa1       2,450,000        11% due 6/15/2012                                            2,131,500
                   B           B3         1,127,000        10% due 11/01/2013(e)                                        1,112,913
                   B           Caa1       1,600,000    Stanadyne Corporation (Kohlberg Ownership), 10%
                                                       due 8/15/2014(e)                                                 1,656,000
                                                                                                                    -------------
                                                                                                                        7,789,163
---------------------------------------------------------------------------------------------------------------------------------
Broadcasting -     CCC         B3         2,125,000    Granite Broadcasting Corporation, 9.75% due                      2,002,811
4.7%                                                   12/01/2010
                   B           B1         1,625,000    LIN Television Corporation, 6.50% due 5/15/2013                  1,600,625
                   B-          B3         1,375,000    NextMedia Operating, Inc., 10.75% due 7/01/2011                  1,540,000
                   CCC         Caa1       1,950,000    Paxson Communications Corporation, 10.75% due                    1,959,750
                                                       7/15/2008
                                                       Salem Communications Holding Corporation:
                   B-          B3         1,225,000        7.75% due 12/15/2010                                         1,274,000
                   B-          B3         1,202,000        9% due 7/01/2011                                             1,310,180
                   B           B3         2,735,000    Sinclair Broadcast Group, Inc., 4.875% due                       2,526,456
                                                       7/15/2018 (Convertible)
                   CCC+        Caa1       2,125,000    Young Broadcasting Inc., 8.75% due 1/15/2014                     2,037,344
                                                                                                                    -------------
                                                                                                                       14,251,166
---------------------------------------------------------------------------------------------------------------------------------
Cable -            B           B3         1,975,000    Kabel Deutschland GmbH, 10.625% due                              2,024,375
International -                                        7/01/2014(e)
1.4%               B-          B3         2,250,000    NTL Cable PLC, 6.61% due 10/15/2012(e)(f)                        2,295,000
                                                                                                                    -------------
                                                                                                                        4,319,375
---------------------------------------------------------------------------------------------------------------------------------

                                                 Corporate High Yield Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

                   S&P         Moody's      Face
Industry+          Ratings     Ratings      Amount     Corporate Bonds                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. -                                         Adelphia Communications Corporation (i):
7.7%               NR*         NR*      $   700,000        6% due 2/15/2006 (Convertible)                           $     178,500
                   NR*         NR*        1,775,000        12.48%** due 1/15/2008                                       1,118,250
                   CCC-        Caa1         252,084    Avalon Cable LLC, 11.875% due 12/01/2008                           265,949
                   BB-         B1         2,400,000    CSC Holdings, Inc., 7.625% due 4/01/2011                         2,490,000
                   D           Caa1       4,550,000    Century Cable Holdings LLC, Term, due 12/31/2009(a)              4,437,196
                                                       Charter Communications Holdings, LLC:
                   CCC-        Ca         2,575,000        8.625% due 4/01/2009                                         2,047,125
                   CCC-        Ca           175,000        10% due 4/01/2009                                              144,375
                   CCC-        Ca         1,925,000        9.625% due 11/15/2009                                        1,554,437
                   B-          Caa2       2,775,000    Insight Communications Company, Inc., 12.25%**                   2,490,563
                                                       due 2/15/2011
                   NR*         NR*        1,402,000    Loral Cyberstar, Inc., 10% due 7/15/2006(i)                      1,142,630
                   NR*         NR*          875,000    Loral Space & Communications Ltd., 9.50% due                       271,250
                                                       1/15/2006(i)
                   B+          B2         3,900,000    Mediacom Broadband LLC, 11% due 7/15/2013                        4,221,750
                   CCC+        Caa1       2,700,000    Rainbow National Services LLC, 10.375% due
                                                       9/01/2014(e)                                                     2,794,500
                                                                                                                    -------------
                                                                                                                       23,156,525
---------------------------------------------------------------------------------------------------------------------------------
Chemicals -        B-          B3         2,250,000    BCP Caylux Holdings Luxembourg SCA, 9.625%                       2,415,937
12.9%                                                  due 6/15/2014(e)
                                                       Crompton Corporation (e):
                   B           B1         1,775,000         7.67% due 8/01/2010(f)                                      1,814,937
                   B           B1         2,050,000         9.875% due 8/01/2012                                        2,132,000
                   B+          B3         1,450,000    Geon Company, 6.875% due 12/15/2005                              1,509,812
                   CCC+        NR*        2,050,000    HMP Equity Holdings Corporation, 14.982%** due                   1,209,500
                                                       5/15/2008
                   CCC+        Caa2       1,850,000    Huntsman International Holdings LLC, 13.983%**                     943,500
                                                       due 12/31/2009
                                                       Huntsman International LLC:
                   B-          B3           600,000         9.875% due 3/01/2009                                          648,000
                   CCC+        Caa1       2,250,000         10.125% due 7/01/2009                                       2,317,500
                   BB-         B1         1,975,000    ISP Chemco Inc., 10.25% due 7/01/2011                            2,197,188
                   B+          B2         1,500,000    ISP Holdings, Inc., 10.625% due 12/15/2009                       1,650,000
                   B-          B3         1,075,000    Innophos, Inc., 8.875% due 8/15/2014(e)                          1,118,000
                   BB-         B1         2,825,000    Millennium America Inc., 7% due 11/15/2006                       2,902,688
                                                       Nalco Company (e):
                   B-          B2           425,000         7.75% due 11/15/2011                                          452,625
                   B-          Caa1       1,075,000         8.875% due 11/15/2013                                       1,159,656
                   B-          Caa2       3,400,000    Nalco Finance Holdings Inc., 9.036%** due                        2,414,000
                                                       2/01/2014(e)
                   BB-         B2         2,475,000    Omnova Solutions Inc., 11.25% due 6/01/2010                      2,722,500
                   NR*         NR*          675,000    PCI Chemicals, Canada, 10% due 12/31/2008                          658,125
                   B+          B3         2,900,000    PolyOne Corporation, 10.625% due 5/15/2010                       3,153,750
                   B-          B3         1,725,000    Rockwood Specialties Group, Inc., 10.625% due                    1,880,250
                                                       5/15/2011
                   B-          Caa1       2,875,000    Terra Capital, Inc., 11.50% due 6/01/2010                        3,205,625
                   B-          B1         2,650,000    Wellman, Inc., Second Lien Term, due 2/10/2010(a)                2,619,082
                                                                                                                    -------------
                                                                                                                       39,124,675
---------------------------------------------------------------------------------------------------------------------------------
Consumer -         B-          Caa1       1,225,000    Sealy Mattress Company, 8.25% due 6/15/2014(e)                   1,264,813
Durables -         B           B2           710,000    Tempur-Pedic, Inc., 10.25% due 8/15/2010                           798,750
0.7%                                                                                                                -------------
                                                                                                                        2,063,563
---------------------------------------------------------------------------------------------------------------------------------

                                                 Corporate High Yield Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

                   S&P         Moody's      Face
Industry+          Ratings     Ratings      Amount     Corporate Bonds                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Consumer                                               Chattem, Inc.:
Non-Durables -     B+          Ba3      $   600,000        4.79% due 3/01/2010(f)                                   $     616,500
2.1%               B-          B2           550,000        7% due 3/01/2014                                               544,500
                   B           B3         2,925,000    Hines Nurseries, Inc., 10.25% due 10/01/2011                     3,071,250
                   B-          B3         2,050,000    Samsonite Corporation, 8.875% due 6/01/2011(e)                   2,111,500
                                                                                                                    -------------
                                                                                                                        6,343,750
---------------------------------------------------------------------------------------------------------------------------------
Diversified        B-          B3         2,025,000    CBD Media LLC, 8.625% due 6/01/2011                              2,141,438
Media - 5.8%       B           B2           775,000    Cadmus Communications Corporation, 8.375% due                      823,437
                                                       6/15/2014(e)
                   B           B2         1,294,000    Dex Media West LLC, 9.875% due 8/15/2013                         1,488,100
                   B           B2         2,275,000    Houghton Mifflin Company, 8.25% due 2/01/2011                    2,346,094
                   BBB-        Baa3       3,500,000    Liberty Media Corporation, 0.75%                                 3,845,625
                                                       due 3/30/2023 (Convertible)
                   B           B3           825,000    Primedia Inc., 7.625% due 4/01/2008                                808,500
                                                       R.H. Donnelley Financial Corporation I:
                   BB          B1           225,000        8.875% due 12/15/2010                                          253,406
                   B+          B2           675,000        10.875% due 12/15/2012 (e)                                     798,188
                   CCC+        B3         2,275,000    Six Flags, Inc., 9.50% due 2/01/2009                             2,206,750
                   BB-         B1         3,119,000    Yell Finance BV, 12.67%** due 8/01/2011                          2,978,645
                                                                                                                    -------------
                                                                                                                       17,690,183
---------------------------------------------------------------------------------------------------------------------------------
Energy -           CCC+        Caa1         775,000    Continental Resources, Inc., 10.25% due 8/01/2008                  801,156
Exploration &                                          Plains Exploration & Production Company:
Production -       B+          Ba3          825,000        8.75% due 7/01/2012                                            919,875
1.2%               B           B2         1,600,000        8.75% due 7/01/2012                                          1,784,000
                                                                                                                    -------------
                                                                                                                        3,505,031
---------------------------------------------------------------------------------------------------------------------------------
Energy -           B           B2         1,750,000    Dresser, Inc., 9.375% due 4/15/2011                              1,881,250
Other - 4.4%       B           B2         1,950,000    Ferrellgas Partners LP, 8.75% due 6/15/2012                      2,125,500
                   BBB         Baa2       2,100,000    Halliburton Company, 3.125% due                                  2,278,500
                                                       7/15/2023(Convertible)(e)
                   CCC         B3         3,475,000    Ocean Rig Norway AS, 10.25% due 6/01/2008                        3,453,281
                                                       Star Gas Partners, LP:
                   B           B3         2,000,000        10.25% due 2/15/2013                                         2,160,000
                   B           B3           575,000        10.25% due 2/15/2013(e)                                        621,000
                   D           Ca         1,925,000    Trico Marine Services, Inc., 8.875% due                            924,000
                                                       5/15/2012(i)                                                 -------------
                                                                                                                       13,443,531
---------------------------------------------------------------------------------------------------------------------------------
Financial -        B           B3         2,625,000    Refco Finance Holdings LLC, 9% due 8/01/2012(e)                  2,716,875
0.9%
---------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco-      B           B3           775,000    American Seafoods Group LLC, 10.125% due                           846,687
5.4%                                                   4/15/2010
                                                       Commonwealth Brands, Inc. (e):
                   B-          B2         1,850,000        9.75% due 4/15/2008                                          1,956,375
                   B-          B3         1,325,000        0.625% due 9/01/2008                                         1,401,187
                   B+          Ba3        2,750,000    Cott Beverages, Inc., 8% due 12/15/2011                          2,980,312

                                                 Corporate High Yield Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

                   S&P         Moody's      Face
Industry+          Ratings     Ratings      Amount     Corporate Bonds                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco       B           B2       $ 1,200,000    Del Monte Corporation, 8.625% due 12/15/2012                 $   1,335,000
(concluded)        CCC         B2         2,050,000    Doane Pet Care Company, 10.75% due 3/01/2010                     2,173,000
                   B-          B3         1,200,000    Merisant Company, 9.50% due 7/15/2013(e)                         1,200,000
                   NR*         NR*        1,975,000    New World Pasta Company, 9.25% due 2/15/2009(i)                    138,250
                   BB          Ba2        2,000,000    Smithfield Foods, Inc., 8% due 10/15/2009                        2,175,000
                   B-          Caa1       1,175,000    Tabletop Holdings, Inc., 12.25%** due 5/15/2014(e)                 687,375
                   B+          B2         1,250,000    The Wornick Company, 10.875% due 7/15/2011(e)                    1,312,500
                                                                                                                    -------------
                                                                                                                       16,205,686
---------------------------------------------------------------------------------------------------------------------------------
Gaming -           B+          B1         3,000,000    Boyd Gaming Corporation, 8.75% due 4/15/2012                     3,300,000
6.8%               B           B3         1,775,000    Inn of the Mountain Gods Resort and Casino, 12%                  2,005,750
                                                       due 11/15/2010
                   BB+         Ba1        1,450,000    MGM Mirage Inc., 8.50% due 9/15/2010                             1,631,250
                   B           B2         3,350,000    The Majestic Star Casino, LLC, 9.50% due 10/15/2010              3,425,375
                   BB-         Ba2        2,175,000    Park Place Entertainment Corporation, 7.875% due                 2,414,250
                                                       3/15/2010
                   CCC+        Caa1       1,325,000    Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                1,331,625
                   B           B2         2,375,000    Poster Financial Group, Inc., 8.75% due 12/01/2011               2,434,375
                   B           B2         2,500,000    Resorts International Hotel and Casino, Inc.,                    2,837,500
                                                       11.50% due 3/15/2009
                   CCC+        B3           936,000    Wynn Las Vegas, LLC, 12% due 11/01/2010                          1,151,280
                                                                                                                    -------------
                                                                                                                       20,531,405
---------------------------------------------------------------------------------------------------------------------------------
Government -                                           Federal Republic of Brazil:
Foreign -          BB-         B1         1,055,493        8% due 4/15/2014                                             1,033,117
1.5%               B+          B1         1,500,000        10.50% due 7/14/2014                                         1,608,750
                   B+          B1         1,800,000        10.125% due 5/15/2027                                        1,822,500
                                                                                                                    -------------
                                                                                                                        4,464,367
---------------------------------------------------------------------------------------------------------------------------------
Health Care -                                          Alpharma, Inc.:
6.5%               CCC+        NR*        1,800,000        3% due 6/01/2006 (Convertible)                               2,218,500
                   B-          B3         1,925,000        8.625% due 5/01/2011(e)                                      1,929,813
                   A-          NR*        1,800,000    Chiron Corporation, 2.75% due                                    1,881,000
                                                       6/30/2034(Convertible) (e)
                   BB+         Ba3        2,688,000    Fisher Scientific International Inc., 8.125% due                 2,983,680
                                                       5/01/2012
                   B+          Ba3        3,500,000    Fresenius Medical Care Capital Trust II, 7.875%                  3,736,250
                                                       due 2/01/2008
                   NR*         NR*        2,650,000    HealthSouth Corporation, 8.375% due 10/01/2011                   2,597,000
                                                       Tenet Healthcare Corporation:
                   B-          B3           675,000        5.375% due 11/15/2006                                          680,063
                   B-          B3         1,025,000        9.875% due 7/01/2014(e)                                      1,068,563
                   B-          B2         2,475,000    US Oncology, Inc., 9% due 8/15/2012(e)                           2,592,563
                                                                                                                    -------------
                                                                                                                       19,687,432
---------------------------------------------------------------------------------------------------------------------------------
Housing -                                              Building Materials Corporation of America:
3.5%               B+          B2           650,000        7.75% due 7/15/2005                                            658,125
                   B+          B2         1,000,000        8% due 10/15/2007                                            1,012,500
                   B+          B2         4,700,000        8% due 12/01/2008                                            4,735,250
                   BB-         Ba3          625,000    Forest City Enterprises, Inc., 7.625% due 6/01/2015                640,625
                   B-          B3         1,750,000    Nortek, Inc., 8.50% due 9/01/2014(e)                             1,824,375
                   BB-         B1         1,375,000    Texas Industries, Inc., 10.25% due 6/15/2011                     1,567,500
                                                                                                                    -------------
                                                                                                                       10,438,375
---------------------------------------------------------------------------------------------------------------------------------

                                                 Corporate High Yield Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

                   S&P         Moody's      Face
Industry+          Ratings     Ratings      Amount     Corporate Bonds                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Information        BB+         Ba2      $ 1,800,000    Freescale Semiconductor, Inc., 4.38% due                     $   1,831,500
Technology -                                           7/15/2009(e)(f)
1.7%               B-          B3         1,075,000    UGS Corp., 10% due 6/01/2012(e)                                  1,171,750
                   CCC+        Caa2       2,250,000    Viasystems, Inc., 10.50% due 1/15/2011                           2,171,250
                                                                                                                    -------------
                                                                                                                        5,174,500
---------------------------------------------------------------------------------------------------------------------------------
Leisure -                                              FelCor Lodging LP:
1.7%               B-          B1         2,650,000        5.84% due 6/01/2011(e)(f)                                    2,663,250
                   B-          B1         1,450,000        9% due 6/01/2011                                             1,580,500
                   B+          B1           875,000    Intrawest Corporation, 7.50% due 10/15/2013                        888,125
                                                                                                                    -------------
                                                                                                                        5,131,875
---------------------------------------------------------------------------------------------------------------------------------
Manu-              CCC+        Caa1         725,000    Columbus McKinnon Corporation, 8.50% due                           706,875
facturing -                                            4/01/2008
6.6%               B-          B2           875,000    Da-Lite Screen Company, Inc., 9.50% due                            918,750
                                                       5/15/2011(e)
                   B-          B3         2,350,000    Eagle-Picher Incorporated, 9.75% due 9/01/2013                   2,532,125
                   B-          B3         3,225,000    Invensys PLC, 9.875% due 3/15/2011(e)                            3,273,375
                   B           B2         2,350,000    JohnsonDiversey, Inc., 9.625% due 5/15/2012                      2,632,000
                   B-          Caa1       1,100,000    Mueller Group, Inc., 10% due 5/01/2012(e)                        1,185,250
                   B-          B3           900,000    Rexnord Corporation, 10.125% due 12/15/2012                      1,017,000
                   B-          Caa1         875,000    Sensus Metering Systems Inc., 8.625% due                           857,500
                                                       12/15/2013(e)
                   B           B3         1,675,000    Superior Essex Communications LLC, 9% due                        1,649,875
                                                       4/15/2012(e)
                   B           B3         2,900,000    TriMas Corporation, 9.875% due 6/15/2012                         3,074,000
                   BBB         Baa3       1,500,000    Tyco International Group SA, 2.75%                               2,156,250
                                                       due 1/15/2018 (Convertible)                                  -------------
                                                                                                                       20,003,000
---------------------------------------------------------------------------------------------------------------------------------
Metal -            BB-         B1         1,200,000    Century Aluminum Company, 7.50% due                              1,233,000
Other - 2.2%                                           8/15/2014(e)
                   B           B1         1,000,000    Foundation PA Coal Company, 7.25% due                            1,052,500
                                                       8/01/2014(e)
                   BB          Ba3        2,825,000    Luscar Coal Ltd., 9.75% due 10/15/2011                           3,185,188
                   NR*         Ba1        1,225,000    Vale Overseas Ltd., 8.25% due 1/17/2034                          1,163,750
                                                                                                                    -------------
                                                                                                                        6,634,438
---------------------------------------------------------------------------------------------------------------------------------

                                                 Corporate High Yield Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

                   S&P         Moody's      Face
Industry+          Ratings     Ratings      Amount     Corporate Bonds                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Packaging -        CCC         B3       $ 1,300,000    Consolidated Container Company LLC, 10.75%** due             $   1,040,000
6.8%                                                   6/15/2009(e)
                                                       Crown Euro Holdings SA:
                   B+          B1           925,000        9.50% due 3/01/2011                                          1,026,750
                   B           B2           625,000        10.875% due 3/01/2013                                          726,562
                   CCC+        Caa1         875,000    Graham Packaging Company, 8.75% due 1/15/2008                      899,062
                   CCC+        Caa2       2,475,000    Graham Packaging Holdings Company, 10.75% due                    2,570,906
                                                       1/15/2009
                                                       Owens-Brockway Glass Container, Inc.:
                   BB-         B2         3,100,000        8.875% due 2/15/2009                                         3,371,250
                   B           B3           700,000        8.25% due 5/15/2013                                            738,500
                                                       Pliant Corporation:
                   B           B3         2,200,000        11.25%** due 6/15/2009                                       1,941,500
                   B-          Caa2       3,375,000        13% due 6/01/2010                                            3,105,000
                   B-          B3         1,800,000    Tekni-Plex, Inc., 12.75% due 6/15/2010                           1,737,000
                                                       U.S. Can Corporation:
                   CCC+        Caa1         375,000        10.875% due 7/15/2010                                          390,000
                   CCC+        Caa2       2,600,000        12.375% due 10/01/2010                                       2,405,000
                   B           B2           625,000    Wise Metals Group LLC, 10.25% due 5/15/2012(e)                     628,125
                                                                                                                    -------------
                                                                                                                       20,579,655
---------------------------------------------------------------------------------------------------------------------------------
Paper - 6.9%       BB          Ba2        2,500,000    Abitibi-Consolidated Inc., 5.38% due                             2,550,000
                                                       6/15/2011(e)(f)
                   BB          Ba2        2,825,000    Bowater Incorporated, 4.88% due 3/15/2010(f)                     2,810,875
                   B           Caa1       2,000,000    Caraustar Industries, Inc., 9.875% due 4/01/2011                 2,115,000
                                                       Georgia-Pacific Corporation:
                   BB+         Ba2        1,300,000        7.375% due 7/15/2008                                         1,420,250
                   BB+         Ba2        1,100,000        9.375% due 2/01/2013                                         1,295,250
                                                       Graphic Packaging International, Inc.:
                   B-          B2           775,000        8.50% due 8/15/2011                                            860,250
                   B-          B3           900,000        9.50% due 8/15/2013                                          1,008,000
                   B           B3         1,750,000    JSG Funding PLC, 9.625% due 10/01/2012                           1,968,750
                   B           B2         2,825,000    Jefferson Smurfit Corporation, 8.25% due                         3,079,250
                                                       10/01/2012
                                                       Norske Skog Canada Ltd.:
                   BB          Ba3        2,300,000        8.625% due 6/15/2011                                         2,489,750
                   BB          Ba3          150,000        7.375% due 3/01/2014                                           152,625
                   NR*         NR*          907,000    Western Forest Products Inc., 15% due 7/28/2009(g)               1,015,840
                                                                                                                    -------------
                                                                                                                       20,765,840
---------------------------------------------------------------------------------------------------------------------------------
Retail - 0.5%      B+          B1           300,000    Finlay Fine Jewelry Corporation, 8.375% due                        319,500
                                                       6/01/2012(e)
                   B           B3         1,200,000    The Jean Coutu Group, Inc., 8.50% due                            1,209,000
                                                       8/01/2014(e)                                                 -------------
                                                                                                                        1,528,500
---------------------------------------------------------------------------------------------------------------------------------
Services -         BB-         Ba3        2,525,000    Allied Waste North America, Inc., 8.875% due                     2,771,188
5.8%                                                   4/01/2008
                   B           B2           750,000    Buhrmann US Inc., 8.25% due 7/01/2014(e)                           751,875
                   B-          B2         2,750,000    The Coinmach Corporation, 9% due 2/01/2010                       2,784,375
                   B           B1         2,575,000    Corrections Corporation of America, 7.50% due                    2,710,187
                                                       5/01/2011

                                                 Corporate High Yield Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

                   S&P         Moody's      Face
Industry+          Ratings     Ratings      Amount     Corporate Bonds                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Services           BB-         Ba2      $   825,000    MSW Energy Holdings II LLC, 7.375% due                       $     858,000
(concluded)                                            9/01/2010
                   BB          Ba1        1,450,000    MSW Energy Holdings LLC, 8.50% due 9/01/2010                     1,580,500
                   B+          B2         1,750,000    United Rentals (North America), Inc., 7.75% due                  1,627,500
                                                       11/15/2013
                   CCC         Ca           725,000    Waste Services, Inc., 9.50% due 4/15/2014(e)                       641,625
                                                       Williams Scotsman, Inc.:
                   B-          B3         3,500,000        9.875% due 6/01/2007                                         3,447,500
                   B           B2           350,000        10% due 8/15/2008                                              383,250
                                                                                                                    -------------
                                                                                                                       17,556,000
---------------------------------------------------------------------------------------------------------------------------------
Steel - 0.8%       B+          B1         1,350,000    CSN Islands VIII Corp., 9.75% due 12/16/2013(e)                  1,343,250
                   B           B2         1,100,000    UCAR Finance Inc., 10.25% due 2/15/2012                          1,248,500
                                                                                                                    -------------
                                                                                                                        2,591,750
---------------------------------------------------------------------------------------------------------------------------------
Tele-                                                  ADC Telecommunications, Inc. (Convertible):
communi-           NR*         NR*        1,900,000        1% due 6/15/2008                                             1,724,250
cations- 6.9%      NR*         NR*          825,000        2.235% due 6/15/2013(f)                                        774,469
                   B-          B2         2,275,000    Alaska Communications System Holdings, Inc.,                     2,275,000
                                                       9.875% due 8/15/2011
                   B-          B3         2,650,000    Cincinnati Bell Inc., 8.375% due 1/15/2014                       2,345,250
                   B-          Caa1       3,050,000    FairPoint Communications, Inc., 12.50% due                       3,263,500
                                                       5/01/2010
                   NR*         Caa1       2,700,000    LCI International, Inc., 7.25% due 6/15/2007                     2,389,500
                   B           Caa2       1,575,000    Qwest Capital Funding, Inc., 7.25% due 2/15/2011                 1,346,625
                   B           Caa1       1,125,000    Qwest Services Corp., 14% due 12/15/2010(e)                      1,307,813
                   NR*         NR*          900,000    Terremark Worldwide, Inc., 9% due                                  860,625
                                                       6/15/2009(Convertible) (e)
                   B           B1           800,000    Time Warner Telecom Holdings, Inc., 5.711% due                     780,000
                                                       2/15/2011(f)
                                                       Time Warner Telecom, Inc.:
                   CCC+        B3           350,000        9.75% due 7/15/2008                                            339,500
                   CCC+        B3         3,600,000        10.125% due 2/01/2011                                        3,384,000
                                                                                                                    -------------
                                                                                                                       20,790,532
---------------------------------------------------------------------------------------------------------------------------------
Trans -            B+          B2         1,775,000    Laidlaw International, Inc., 10.75% due 6/15/2011                2,023,500
portation -        BB-         Ba2        2,175,000    Teekay Shipping Corporation, 8.875% due                          2,438,719
1.5%                                                   7/15/2011                                                    -------------
                                                                                                                        4,462,219
---------------------------------------------------------------------------------------------------------------------------------
Utility -                                              The AES Corporation:
12.2%              B-          B2         4,132,000        9.375% due 9/15/2010                                         4,596,850
                   B+          B1         1,950,000        8.75% due 5/15/2013(e)                                       2,169,375
                   NR*         NR*          450,000    AES Drax Energy Limited, 11.50% due                                  2,250
                                                       8/30/2010(i)
                   CCC+        Caa1       6,800,000    Calpine Canada Energy Finance ULC, 8.50% due                     4,335,000
                                                       5/01/2008
                                                       Calpine Corporation:
                   CCC+        Caa1       1,275,000        8.25% due 8/15/2005                                          1,243,125
                   CCC+        Caa1         875,000        8.75% due 7/15/2007                                            638,750
                                          4,200,000    CenterPoint Energy, Inc., 3.75% due                              4,788,000
                                                       5/15/2023 (Convertible)
                   BB          Ba1        1,863,000    ESI Tractebel Acquisition Corp., 7.99% due                       1,928,205
                                                       12/30/2011
                   B           B1         1,750,000    Edison Mission Energy, 9.875% due 4/15/2011                      2,008,125
                   CCC+        Caa1       4,275,000    El Paso CGP Company, 7.75% due 6/15/2010                         4,109,344

                                                 Corporate High Yield Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

                   S&P         Moody's      Face
Industry+          Ratings     Ratings      Amount     Corporate Bonds                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Utility            CCC         B3       $ 2,450,000    Mission Energy Holding Company, 13.50% due                   $   3,080,875
(concluded)                                            7/15/2008
                                                       Nevada Power Company:
                   BB          Ba2        3,200,000        10.875% due 10/15/2009                                       3,696,000
                   BB          Ba2          350,000        9% due 8/15/2013                                               392,000
                   BB          Ba2        1,550,000    Sierra Pacific Power Company, 8% due 6/01/2008                   1,658,500
                   B-          B2         1,050,000    Sierra Pacific Resources, 8.625% due 3/15/2014(e)                1,102,500
                   B-          B1           875,000    Southern Natural Gas Company, 8.875% due                           984,375
                                                       3/15/2010                                                    -------------
                                                                                                                       36,733,274
---------------------------------------------------------------------------------------------------------------------------------
Wireless -         CCC          B3          800,000    American Tower Escrow Corporation, 14.887%**                       597,000
3.1%                                                   due 8/01/2008
                   CCC         Caa1       1,850,000    Centennial Communications Corp., 10.125% due                     1,900,875
                                                       6/15/2013
                   CCC         B3         2,700,000    Crown Castle International Corp.,                                3,118,500
                                                       9.375% due 8/01/2011
                   B-          B2           575,000    Rural Cellular Corporation, 6.38% due                              583,625
                                                       3/15/2010(e)(f)
                   CCC-        Caa2       2,725,000    SBA Communications Corporation, 10.25% due                       2,868,063
                                                       2/01/2009
                   CC          Caa1         375,000    UbiquiTel Operating Company, 11.347%** due                         384,375
                                                       5/15/2010                                                    -------------
                                                                                                                        9,452,438
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Corporate Bonds                           389,816,743
                                                       (Cost -$374,158,060) - 129.0%
---------------------------------------------------------------------------------------------------------------------------------

                                            Shares
                                            Held       Common Stocks
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                              74,829    ABX Air, Inc.(c)                                                   434,756
                                              2,428    US Airways Group, Inc. (Class A)(j)                                  5,222
                                                                                                                    -------------
                                                                                                                          439,978
---------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.8%                210,894    Telewest Global, Inc.                                            2,435,826
---------------------------------------------------------------------------------------------------------------------------------
Paper - 0.6%                                172,068    Western Forest Products Inc. (c)                                 1,410,393
                                             41,528    Western Forest Products Inc. (Restricted Shares)(c)(e)             340,393
                                                                                                                    -------------
                                                                                                                        1,750,786
---------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.1%                    15,532    MCI, Inc.(c)                                                       267,461
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Common Stocks
                                                       (Cost - $5,503,986) - 1.6%                                       4,894,051
---------------------------------------------------------------------------------------------------------------------------------

                                                 Corporate High Yield Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

                                            Shares
Industry+                                   Held       Preferred Stocks                                                    Value
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                               1,490    US Airways Group, Inc. (j)                                   $           0
---------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.1%                           117,000    General Motors Corporation (Convertible)                         3,257,280
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Preferred Stocks
                                                       (Cost - $2,924,483) - 1.1%                                       3,257,280
---------------------------------------------------------------------------------------------------------------------------------

                                                       Warrants (d)
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                               1,490    US Airways Group, Inc.                                                 894
---------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%                          28,619    Loral Space & Communications Ltd.                                      143
---------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                           29,930    HealthSouth Corporation                                             67,343
---------------------------------------------------------------------------------------------------------------------------------
Packaging - 0.0%                              3,500    Pliant Corporation                                                      35
---------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                                    700    JSG Funding PLC                                                      7,000
---------------------------------------------------------------------------------------------------------------------------------
Wireless - 0.1%                                 800    American Tower Escrow Corporation                                  148,000
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Warrants
                                                       (Cost - $102,811) - 0.1%                                           223,415
---------------------------------------------------------------------------------------------------------------------------------

                                        Beneficial
                                        Interest       Other Interests (h)
---------------------------------------------------------------------------------------------------------------------------------
                                        $ 3,543,975    US Airways Group, Inc. - Certificate of Beneficial               1,063,193
                                                       Interest(c)
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Other Interests
                                                       (Cost - $956,873) - 0.3%                                         1,063,193
---------------------------------------------------------------------------------------------------------------------------------
                                                       Short-Term Investments
---------------------------------------------------------------------------------------------------------------------------------
                                          3,482,865    Merrill Lynch Liquidity Series, LLC Cash Sweep                   3,482,865
                                                       Series I (b)
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Investments
                                                       (Cost - $3,482,865) - 1.2%                                       3,482,865
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments (Cost - $387,129,078***) - 133.3%            402,737,547

                                                       Liabilities in Excess of Other Assets - (33.3%)               (100,705,016)
                                                                                                                    -------------
                                                       Net Assets - 100.0%                                          $ 302,032,531
                                                                                                                    =============
---------------------------------------------------------------------------------------------------------------------------------

                                                 Corporate High Yield Fund, Inc.

Schedule of Investments as of August 31, 2004 (concluded)      (in U.S. dollars)

(a) Floating rate corporate debt in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate. Corporate loans represent 2.3% of the Fund's net assets.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                           Net         Interest
      Affiliate                                          Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
            Cash Sweep Series I                         $3,482,865    $    1,414
      --------------------------------------------------------------------------

(c)   Non-income producing security.
(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f)   Floating rate note.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(i) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(j)   Non-income producing security. Company is in bankruptcy.
+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
*     Not Rated.
** Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
*** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                        $ 387,501,894
                                                            =============
      Gross unrealized appreciation                         $  24,984,184
      Gross unrealized depreciation                            (9,748,531)
                                                            -------------
      Net unrealized appreciation                           $  15,235,653
                                                            =============

      Swaps outstanding as of August 31, 2004 were as follows:

      ---------------------------------------------------------------------------------
                                                             Notional       Unrealized
                                                              Amount       Appreciation
      ---------------------------------------------------------------------------------
      Receive a variable rate equal to 1-month USD LIBOR
         and pay a fixed rate of 1.56%

         Broker, UBS Warburg
         Expires June 2005                                  $30,000,000    $   146,713
      ---------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund, Inc.


By: /s/ Terry K. Glenn
    -------------------------
    Terry K. Glenn,
    President of
    Corporate High Yield Fund, Inc.

Date: October 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -------------------------
    Terry K. Glenn,
    President of
    Corporate High Yield Fund, Inc.

Date: October 18, 2004


By: /s/ Donald C. Burke
    -------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Corporate High Yield Fund, Inc.

Date: October 18, 2004